Non-controlling Interest in Subsidiary (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of revenue generated by single charterer			8.60%	6.20%	7.50%
Tsakos [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership in Mare Success S.A.			51.00%
Capital contribution to subsidiary	$ 4,163	$ 10,408
Polaris Oil Shipping Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership in Mare Success S.A.			49.00%
Capital contribution to subsidiary	4,000	10,000
Mare Sucess S A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution to subsidiary	$ 8,163	$ 20,408